SCHEDULE OF BASIC AND DILUTED LOSS PER SHARE (Details) - USD ($)		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Earnings Per Share [Abstract]
Net loss attributable to ordinary shareholders, basic		$ (1,280,661)	$ (2,670,075)	$ (7,062,542)
Net loss attributable to ordinary shareholders, diluted		$ (1,280,661)	$ (2,670,075)	$ (7,062,542)
Weighted-average ordinary shares outstanding, basic	[1]	31,335,616	28,204,585	25,931,452
Weighted-average ordinary shares outstanding, diluted	[1]	31,335,616	28,204,585	25,931,452
Basic		$ (0.04)	$ (0.09)	$ (0.27)
Diluted		$ (0.04)	$ (0.09)	$ (0.27)

[1]	Giving retroactive effect to the issuance of shares effected on April 21, 2023.